Revenue - Narrative (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	$ 2,790
2023 to 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	465
2026 to 2028
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	490
2029 to 2033
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	750
2034 and Thereafter
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	$ 1,085